RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS
15.	RIGHT-OF-USE ASSETS

Leased
properties
USD’000
At December 31, 2023
Carrying amount	167,641
At December 31, 2024
Carrying amount	185,514
For the year ended December 31, 2022
Depreciation charge	35,560
Impairment loss recognized in profit or loss	106
For the year ended December 31, 2023
Depreciation charge	35,709
Reversal of impairment loss recognized in profit or loss	(3,916)
For the year ended December 31, 2024
Depreciation charge	36,910
Reversal of impairment loss recognized in profit or loss	(2,355)

	2022	2023	2024
	USD’000	USD’000	USD’000
Amount recognized in profit or loss:
Expense relating to short-term leases	288	448	2,307
Variable lease payments not included in the measurement of lease liabilities	1,653	3,420	4,005
Other movements:
Total cash outflow for leases (Note)	38,053	47,293	49,848
Additions to right-of-use assets	60,133	23,420	56,896
Acquisition of a subsidiary (Note 36)	5,064	—	—
Derecognition of right-of-use assets arising from
lease termination	(20,888)	(24,076)	(7,272)
Remeasurement of provision for restoration	(1,091)	—	3,850
(Decrease) Increase due to the modification of leases	—	(1,310)	6,781

Note:

During the years ended December 31, 2023 and 2024, the amount includes payments of principal and interest portion of lease liabilities of USD43,425,000 and USD43,536,000 respectively which are presented in financing cash flows and payment of variable lease payments and short-term leases of USD3,868,000 and USD6,312,000 respectively which are presented in operating cash flows.

During the years ended December 31, 2023 and 2024, the Group leases various premises for its operations. Lease contracts are entered into for fixed terms of 12 months to 20 years, but may have termination options as described below. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

Variable lease payments

Leases of restaurants are either with only fixed lease payments or contain variable lease payment that are based on 0.25% to 8.0% and 0.3% to 10.0% of sales with minimum annual lease payments that are fixed over the lease term for the years ended December 31, 2023 and 2024. The payment terms are common in restaurants in the countries and areas where the Group operates. The amounts of fixed and variable lease payments paid to relevant lessors for the years ended December 31, 2023 and 2024 are as follows:

For the year ended December 31, 2023

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	6	352	—	352
Leases without variable lease payments	193	21,135	—	21,135
Leases with variable lease payments	61	22,386	3,420	25,806
Total	260	43,873	3,420	47,293

For the year ended December 31, 2024

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	10	457	—	457
Leases without variable lease payments	225	25,298	—	25,298
Leases with variable lease payments	72	20,088	4,005	24,093
Total	307	45,843	4,005	49,848

The overall financial effect of using variable payment terms is that higher rental costs are incurred by stores with higher sales. Variable rental expenses are expected to continue to represent a similar proportion of store sales in future years.

Termination options

The Group has termination options in a number of leases for restaurants. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of termination options held are exercisable only by the Group and not by the respective lessors.

The Group assessed at lease commencement date and concluded it is reasonably certain not to exercise the termination options. In addition, the Group reassesses whether it is reasonably certain not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee.

During the years ended December 31, 2023 and 2024, the Group decided to discontinue the operations of certain restaurants before the expiry of original lease terms of those restaurants. As a result, the Group is reasonably certain to exercise the termination option stipulated in the lease agreements for the relevant restaurants, and lease liabilities and right-of-use assets have been adjusted to reflect the shorter lease term. Any differences will be recognized in profit and loss as provision for early termination.

Restrictions or covenants on leases

Lease liabilities of USD212,626,000 (2023: USD202,945,000) are recognized with related right-of-use assets of USD185,514,000 (2023: USD167,641,000) as at year end. The lease agreements do not impose any covenants other than the security deposits that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Leases committed

As at December 31, 2023 and 2024, the Group has entered into new leases for several restaurants that have yet to commence, with average non-cancellable period ranging from 3 to 5 years, the total future undiscounted cash flows over the non-cancellable period amounted to USD3,946,000 and USD1,192,000 as at December 31, 2023 and 2024, respectively.

Rent concessions

In 2022, certain lessors of restaurants provided rent concessions to the Group through rent reductions ranging from 10% to 100% monthly rents over 0.5 to 6 months. These rent concessions occurred as a direct consequence of Covid-19 pandemic and met all of the conditions in IFRS 16.46B, and the Group applied the practical expedient not to assess whether the changes constitute lease modifications. The effects on changes in lease payments due to forgiveness or waiver by the lessors for the relevant leases of USD1,006,000 were recognized as negative variable lease payments for the years ended 2022. There was no Covid-19 related rent concession received during the years ended December 31, 2023 and 2024.

Based on the value in use calculation and the allocation, gross impairment loss of USD7,617,000, USD3,523,000 and USD776,000 and gross reversal of USD7,511,000, USD7,439,000 and USD3,131,000 has been recognized against the carrying amount of right-of-use assets for the years ended December 31, 2022, 2023 and 2024, respectively.

Details of impairment assessment of right-of-use assets are set out in Note 14.